Offerings	Oct. 01, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.750% Senior Notes due 2035
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,050.00
Offering Note	The notes being registered are offered (i) in exchange for 5.750% Senior Notes due 2035 previously sold in a transaction exempt from registration under the Securities Act of 1933, as amended (the "Securities Act"), and (ii) upon certain resales of the notes by broker-dealers.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	6.500% Senior Notes due 2055
Amount Registered | shares	400,000,000
Maximum Aggregate Offering Price	$ 400,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 55,240.00
Offering Note	The notes being registered are offered (i) in exchange for 6.500% Senior Notes due 2055 previously sold in a transaction exempt from registration under the Securities Act and (ii) upon certain resales of the notes by broker-dealers.